Financial Risk Management (Details) - CAD ($)	Jul. 31, 2021	May 01, 2021	Jul. 31, 2020
Statement [Line Items]
Amounts payable and other liabilities	$ 24,243		$ 4,176
Due to related party	25,367		75,832
Lease liability	48,799	$ 49,475	0
Total	98,409		80,008
Within One Year
Statement [Line Items]
Amounts payable and other liabilities	24,243		4,176
Due to related party	25,367		75,832
Lease liability	7,466
Total	57,076		80,008
One to Five Years
Statement [Line Items]
Amounts payable and other liabilities	0		0
Due to related party	0		$ 0
Lease liability	41,333
Total	$ 41,333